Debt - Schedule of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Feb. 23, 2022
Debt Instrument [Line Items]
Total principal debt	$ 625	$ 496
Premium on bond issuance	1	0
Debt premium and exit fees:	1	22
Less: bond issuance costs	(18)	0
Total debt	608	518				$ 951
Debt due within one year	0	22				350
Long-term debt	608	496				179
Secured debt
Debt Instrument [Line Items]
Total principal debt	575	446
Unsecured debt
Debt Instrument [Line Items]
Total principal debt	50	50
$575 million secured bond in issue | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount	575		$ 575	$ 75	$ 500
Total principal debt	575	0
Debt premium and exit fees:	0	13
Total debt						$ 683
Term loan facility | Secured debt
Debt Instrument [Line Items]
Total principal debt	0	175
Debt premium and exit fees:	0	9
Second lien facility | Secured debt
Debt Instrument [Line Items]
Total principal debt	0	271
Unsecured Convertible Bond - debt component (Level 3) | Unsecured debt
Debt Instrument [Line Items]
Total principal debt	$ 50	$ 50